Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class 1
Trading Symbol	LMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class 1 shares of Franklin Global Equity Fund returned 24.19%. The Fund compares its performance to the  MSCI World Index-NR, which returned 22.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection was the leading contributor to relative performance for the period, especially in the U.S. where selection was notably strong in the health care, consumer staples and industrials sectors.

↑	Stock selection in the U.K., Australia, New Zealand and Canada was also a strong contributor.
↑	Overweighting AppLovin Corp., with triple digit returns, was the leading contributor at the security level.

Top detractors from performance:
↓	Asset allocation decisions detracted from performance, especially overweights to U.S. health care and consumer staples.
↓	Stock selection in Japan, especially in the industrials sector, was a major detractor from relative return.
↓	At the security level, underweighting Broadcom Inc. and Tesla, Inc., both with exceptionally strong returns in the benchmark, negatively impacted relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class 1	24.19	18.05	12.12
MSCI All Country World Index-NR	22.64	14.61	11.31
MSCI World Index-NR	22.02	15.58	11.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 530,010,928
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,377,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$530,010,928
Total Number of Portfolio Holdings	137
Total Management Fee Paid	$3,377,032
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the portfolio management team for the Fund and Brett Risser joined the team.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class A
Trading Symbol	CFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Global Equity Fund returned 23.91%. The Fund compares its performance to the  MSCI World Index-NR, which returned 22.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection was the leading contributor to relative performance for the period, especially in the U.S. where selection was notably strong in the health care, consumer staples and industrials sectors.

↑	Stock selection in the U.K., Australia, New Zealand and Canada was also a strong contributor.
↑	Overweighting AppLovin Corp., with triple digit returns, was the leading contributor at the security level.

Top detractors from performance:
↓	Asset allocation decisions detracted from performance, especially overweights to U.S. health care and consumer staples.
↓	Stock selection in Japan, especially in the industrials sector, was a major detractor from relative return.
↓	At the security level, underweighting Broadcom Inc. and Tesla, Inc., both with exceptionally strong returns in the benchmark, negatively impacted relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	23.91	17.79	11.96
Class A (with sales charge)	17.09	16.40	11.29
MSCI All Country World Index-NR	22.64	14.61	11.31
MSCI World Index-NR	22.02	15.58	11.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 530,010,928
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,377,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$530,010,928
Total Number of Portfolio Holdings	137
Total Management Fee Paid	$3,377,032
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the portfolio management team for the Fund and Brett Risser joined the team.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class C
Trading Symbol	SILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.96%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Global Equity Fund returned 22.98%. The Fund compares its performance to the  MSCI World Index-NR, which returned 22.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection was the leading contributor to relative performance for the period, especially in the U.S. where selection was notably strong in the health care, consumer staples and industrials sectors.

↑	Stock selection in the U.K., Australia, New Zealand and Canada was also a strong contributor.
↑	Overweighting AppLovin Corp., with triple digit returns, was the leading contributor at the security level.

Top detractors from performance:
↓	Asset allocation decisions detracted from performance, especially overweights to U.S. health care and consumer staples.
↓	Stock selection in Japan, especially in the industrials sector, was a major detractor from relative return.
↓	At the security level, underweighting Broadcom Inc. and Tesla, Inc., both with exceptionally strong returns in the benchmark, negatively impacted relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	22.98	16.93	11.13
Class C (with sales charge)	21.98	16.93	11.13
MSCI All Country World Index-NR	22.64	14.61	11.31
MSCI World Index-NR	22.02	15.58	11.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 530,010,928
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,377,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$530,010,928
Total Number of Portfolio Holdings	137
Total Management Fee Paid	$3,377,032
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the portfolio management team for the Fund and Brett Risser joined the team.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class I
Trading Symbol	SMYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$107	0.95%
[4]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of Franklin Global Equity Fund returned 24.24%. The Fund compares its performance to the  MSCI World Index-NR, which returned 22.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection was the leading contributor to relative performance for the period, especially in the U.S. where selection was notably strong in the health care, consumer staples and industrials sectors.

↑	Stock selection in the U.K., Australia, New Zealand and Canada was also a strong contributor.
↑	Overweighting AppLovin Corp., with triple digit returns, was the leading contributor at the security level.

Top detractors from performance:
↓	Asset allocation decisions detracted from performance, especially overweights to U.S. health care and consumer staples.
↓	Stock selection in Japan, especially in the industrials sector, was a major detractor from relative return.
↓	At the security level, underweighting Broadcom Inc. and Tesla, Inc., both with exceptionally strong returns in the benchmark, negatively impacted relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	24.24	18.19	12.34
MSCI All Country World Index-NR	22.64	14.61	11.31
MSCI World Index-NR	22.02	15.58	11.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 530,010,928
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,377,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$530,010,928
Total Number of Portfolio Holdings	137
Total Management Fee Paid	$3,377,032
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the portfolio management team for the Fund and Brett Risser joined the team.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class IS
Trading Symbol	SMYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$93	0.83%
[6]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of Franklin Global Equity Fund returned 24.38%. The Fund compares its performance to the  MSCI World Index-NR, which returned 22.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection was the leading contributor to relative performance for the period, especially in the U.S. where selection was notably strong in the health care, consumer staples and industrials sectors.

↑	Stock selection in the U.K., Australia, New Zealand and Canada was also a strong contributor.
↑	Overweighting AppLovin Corp., with triple digit returns, was the leading contributor at the security level.

Top detractors from performance:
↓	Asset allocation decisions detracted from performance, especially overweights to U.S. health care and consumer staples.
↓	Stock selection in Japan, especially in the industrials sector, was a major detractor from relative return.
↓	At the security level, underweighting Broadcom Inc. and Tesla, Inc., both with exceptionally strong returns in the benchmark, negatively impacted relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (8/9/2019)
Class IS	24.38	18.26	15.98
MSCI All Country World Index-NR	22.64	14.61	13.34
MSCI World Index-NR	22.02	15.58	13.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 530,010,928
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,377,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$530,010,928
Total Number of Portfolio Holdings	137
Total Management Fee Paid	$3,377,032
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[7]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the portfolio management team for the Fund and Brett Risser joined the team.
This is a summary of a certain change to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
*	Does not include derivatives, except purchased options, if any.